Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) $ in Millions, ¥ in Billions, $ in Billions			12 Months Ended
	Mar. 27, 2019 USD ($)	Jul. 01, 2016 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017	Dec. 31, 2018 CNY (¥)
Disclosure of contingent liabilities [line items]
Litigations and customs tax guarantee			$ 1.6
Patent license agreements and development contracts of intellectual property, contract amount			12.1
Royalties and development fees not yet recognized			1.2
Construction contracts, amount			3.1
Construction contracts not yet recognized			$ 0.9
Technology licenses [Member]
Disclosure of contingent liabilities [line items]
Claim amount		$ 10.0
Claim interest rate		12.00%
Technology licenses [Member] | International Business Machines Corporation [Member]
Disclosure of contingent liabilities [line items]
Litigation settlement amount	$ 3.8
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥					¥ 8.3
Ownership interest in subsidiary			65.22%	51.02%
Financial liability recognized in other noncurrent liabilities for the purchase from the other investors of their investments | ¥					¥ 4.9
Machinery and equipment [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit for importing machinery and equipment			$ 0.4